OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 3,623.2	[1]		$ 3,304.1
Depreciation and amortization	305.4	[2]		217.2
Impairment loss on non-financial assets			$ 42.5		$ 4.9
After tax share in profit of equity accounted investees	27.5	[1]		33.4
Segment operating income (loss)	537.1	[1]		480.6
Operating segments
Disclosure of operating segments [line items]
Revenue	3,623.2			3,304.1
Depreciation and amortization	305.4			217.2
Write-downs (reversals of write-downs) of inventories	6.4			1.7
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	5.5			4.6
After tax share in profit of equity accounted investees	27.5			33.4
Segment operating income (loss)	537.1			480.6
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Revenue	2,167.5			1,875.8
Depreciation and amortization	232.8			157.2
Impairment loss on non-financial assets			1.8		4.9
Write-downs (reversals of write-downs) of inventories	1.3			0.7
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	5.4			4.4
After tax share in profit of equity accounted investees	18.3			23.0
Segment operating income (loss)	473.3			344.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Revenue	1,331.2			1,306.7
Depreciation and amortization	58.2			46.5
Impairment loss on non-financial assets			3.2		0.0
Write-downs (reversals of write-downs) of inventories	4.9			0.9
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	0.0			0.2
After tax share in profit of equity accounted investees	9.2			10.4
Segment operating income (loss)	104.8			131.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Revenue	124.5			121.6
Depreciation and amortization	14.4			13.5
Impairment loss on non-financial assets			$ 37.5		$ 0.0
Write-downs (reversals of write-downs) of inventories	0.2			0.1
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	0.1			0.0
After tax share in profit of equity accounted investees	0.0			0.0
Segment operating income (loss)	$ (41.0)			$ 4.8

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.